CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 177,416	$ 63,646
Short-term investments (note 8)	2,470	0
Accounts receivable (note 9)	112,490	108,624
Inventories (note 10)	8,253	12,675
Deferred income taxes (note 17)	2,391	22,199
Prepaids and other (note 11)	28,741	24,252
Assets held for sale (note 7)	0	54,340
Total current assets	331,761	285,736
Property and equipment (note 12)	21,982	20,039
Intangible assets (note 13)	43,631	56,357
Goodwill (note 14)	102,718	97,961
Deferred income taxes (note 17)	7,176	3,880
Other assets	4,732	790
Total assets	512,000	464,763
Current liabilities
Accounts payable and accrued liabilities (note 15)	124,846	128,216
Deferred revenue and credits	2,481	1,312
Liabilities held for sale (note 7)	0	10,353
Total current liabilities	127,327	139,881
Long-term obligations (note 16)	21,550	26,526
Deferred income taxes (note 17)	127	300
Total liabilities	149,004	166,707
Shareholders’ equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 31,097,844 shares (December 31, 2012 - 30,592,423 shares)	329,628	322,770
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares	0	0
Treasury stock: at cost; 507,147 shares (December 31, 2012 — 716,313 shares)	(5,137)	(5,172)
Additional paid-in capital	25,996	23,203
Retained earnings (deficit)	19,367	(35,283)
Accumulated other comprehensive loss (note 18)	(6,858)	(7,462)
Total equity	362,996	298,056
Total liabilities and equity	512,000	464,763
Commitments and contingencies (note 28)
Subsequent Events